Borrowings - Future Maturities, Interest and Other Payments under Company's Long Term Secured Loan Pursuant to Credit Agreement (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Fair value included in long term debt carrying value	$ 815,655	$ 815,655